Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation

17.  Share-based Compensation

In December 2014, the board of directors of the Company adopted the Company’s 2015 Equity Incentive Plan (“the 2015 Plan”) and reserved 31,918,690 ordinary shares for issuance under the Plan to grant share-based awards, including restricted shares and share options, to its service providers, defined as the Company’s global employees, director and external consultants. In July 2020, the 2015 Plan was modified to allow the Company with the intentions of i) providing for the award of restricted stock units (“RSUs”) under the Plan and ii) amending the exercise price of certain outstanding share options held by certain optionees located outside of the U.S. to purchase ordinary shares of the Company (the “Share Option Repricing”), and the number of ordinary shares reserved for the 2015 Plan was modified to 60,778,005 (adjusted in accordance with the Share Split). As of December 31, 2020, the Company had not granted any RSUs to anyone yet, neither had the Company entered any repricing agreement with the optionee under the 2015 Plan yet. As of December 31, 2020, the Company had not granted any restricted shares to anyone yet, except that the part of the ordinary shares issued to the Registered Shareholders with restricted conditions from December 2014 to 2018 was considered as shared based compensation, see below Registered Shareholders’ Restricted Shares.

Since adoption of the 2015 Plan, the Company granted options to its global employees, director and external consultants. All options granted have a contractual term of ten years from the grant date, and the vest over a period of four years of continuous service, 50% of the shares subject to the option shall vest on the second anniversary of the vesting commencement date, and the remaining of the shares subject to the option shall vest in equal annual installments over the following two years thereafter on the same day of the month as the vesting commencement date (and if there is no corresponding day, on the last day of the month), subject to the grantee continuing to be a service provider through each such date. The share options granted to PRC employee grantee shall become fully vested under the same service conditions and vesting schedule and, to the extent permissible under applicable law, exercisable upon the occurrence of a Change in Control (as defined in the 2015 Plan).

The Company accounted for the share-based compensation costs on a straight-line bases over the requisite service period for the award based on the fair value on their respectively grant date.

In January 2021, the Company entered into agreements with certain optionees under the 2015 Plan to amend the exercise price of certain outstanding share options held by these optionees located outside of the U.S. to purchase ordinary shares of the Company. As a result of this share option repricing, the Company recorded incremental share-based compensation expense of US$5,861 in its consolidated financial statements for the year ended December 31, 2021 and estimated approximately US$2.95 million to be amortized over the remaining requisite service period for the optionees till year ended December 31, 2024.

On February 21, 2021, the 2015 Plan was amended to increase the number of ordinary shares available and reserved for issuance under the 2015 Plan to 76,778,005 ordinary shares, which was approved by the board of directors of the Company and the shareholders of the Company.

On February 25, 2021, the board of directors of the Company approved further amendment to the 2015 Plan, which provides that starting on January 1, 2022, on the first day of each fiscal year thereafter, the total number of shares available for issuance under the 2015 Plan was increased by an amount equal to the least of (i) 2% of the aggregate number of shares of all classes of ordinary shares of the Company’s issued and outstanding on the last day of the immediately preceding fiscal year and (ii) such number of shares as determined by the board of directors.

The Company granted 10,580,000, 9,705,000, and 18,035,000 new share options with four-year requisite service period to its employees and nonemployees for  the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and December 31,2021, 48,740,000 and 59,961,539 options were outstanding under the 2015 Plan.

Staring from June 2021, the Company granted RSUs under the 2015 Plan. The Company granted 3,217,000 RSUs with four-year requisite service period to its employees and nonemployees for year ended December 31, 2021. As of December 31, 2021, 3,050,000 RSUs were outstanding under the 2015 Plan.

Share Options

The following table sets forth the share options activity for the years ended December 31, 2019, 2020 and 2021:

		Weighted	Weighted	Weighted
		average	average	average
		exercise	grant date	remaining	Aggregate
	Number of	price per	fair value per	contractual	intrinsic
	shares	share	share	term	value
Outstanding as of December 31, 2018	31,010,000	0.17	0.37	7.80	39,483
Granted	10,580,000	0.80	1.85
Forfeited	(370,000)	0.35	0.76
Outstanding as of December 31, 2019	41,220,000	0.33	0.75	7.49	93,889
Granted	9,705,000	0.42	2.44
Forfeited	(2,185,000)	0.62	1.52
Outstanding as of December 31, 2020	48,740,000	0.33	1.05	7.02	591,879
Granted	18,035,000	0.24	12.55
Exercised	(5,403,461)	0.14	0.68
Forfeited	(1,410,000)	0.31	7.21
Outstanding as of December 31, 2021	59,961,539	0.17	4.40	6.95	364,287

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date (December 31, 2019: US$99,426, December 31, 2020: US$608,251, December 31, 2021: US$374,760).

The Group uses the binomial option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s options grants were as follow:

As of December 31,
	2019	2020	2021
Exercise price (US Dollar)	0.79~1.08	0.3~1.08	0.2~2.88
Exercise multiple	2.2~2.8	2.2~2.8	2.2~2.8
Risk-free interest rate	2.08%~2.79%	0.70%~0.82%	1.13%~1.79%
Expected term (in years)	10	10	10
Expected dividend yield	—	—	—
Expected volatility	50.30%~51.13%	50.66%~50.96%	50.40%~55.79%
Expected forfeiture rate (post-vesting)	4.19%	3.88%	2.96%~5.83%
Fair value of the underlying shares on the date of options grants (US Dollar)	1.56~2.66	2.66~3.02	6.25~20.91
Fair value of share option (US Dollar)	1.02~1.98	1.98~2.54	5.78~20.91

As of December 31, 2021, there were US$195,091 of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a weighted-average vesting period of 1.56 years, respectively.

Restricted Share Units:

The following table sets forth the service – based RSUs activity for the year ended December 31, 2021:

		Weighted average grant
	Number of shares	date fair value per share
Outstanding as of December 31, 2020	—	—
Granted	3,217,000	8.95
Forfeited	(167,000)	11.80
Outstanding as of December 31, 2021	3,050,000	8.80

There were no activity of service-based RSUs for the years ended December 31, 2019 and 2020, respectively.

As of December 31, 2021, there were US$24,933 of unrecognized share-based compensation expenses related to RSUs granted by the Company, which were expected to be recognized over a weighted-average vesting period of 3.66 years.

Registered Shareholders’ Restricted Shares

On December 23, 2014, in connection with the issuance of Series A Preferred Shares, the Registered Shareholders (also as the key member of management) agreed to place 200,000,000 ordinary shares, which were previously issued to them in August 2014 (Note 15), into escrow to be released back to them if specified service condition are met (defined as “Registered Shareholders’ Restricted Shares”), which was 25% of the Registered Shareholders’ Restricted Shares were immediately vested and the remaining 75% of the Registered Shareholders’ Restricted Shares shall be vested annually in equal installments over the next four years. The Company had the right to repurchase these Registered Shareholders’ Restricted Shares at par value of ordinary share if the service condition requisite was not satisfied. Pursuant to ASC 718-10-S99, such escrowed share arrangements are presumed to be compensatory and equivalent to a reverse stock split followed by the grant of restricted stock. Accordingly, the 75% of the Registered Shareholders’ Restricted Shares that were subject to the service condition were considered shared based compensation.

The fair value of the Registered Shareholders’ Restricted Shares was determined at its grant date (December 23, 2014) by the Company and was amortized over the four-year vesting period on straight line basis. By December 2018, all the Registered Shareholders’ Restricted Shares were fully vested with total related share-based compensation expenses of US$11,797, which was recorded as expenses before the periods presented and included in the opening balance of accumulated losses of the Group as of January 1, 2019.